Long-term debt (Details Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended
Mar. 31, 2015
Lampung Facility [Member]
Debt Instrument [Line Items]
Long-term Line of Credit	299.0
Export credit tranche [Member] | Lampung Facility [Member]
Debt Instrument [Line Items]
Long-term Line of Credit	178.6
FSRU tranche [Member] | Lampung Facility [Member]
Debt Instrument [Line Items]
Long-term Line of Credit	58.5
Secured Debt [Member] | Lampung Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Covenant Description	The primary financial covenants under the Lampung facility are as follows: Borrower must maintain a minimum debt service coverage ratio of 1.10 to 1.00 for the preceding nine-month period tested beginning from the second quarterly repayment date of the export credit tranche; Guarantors book equity must be greater than the higher of (i) $200 million and (ii) 25% of total assets; and Guarantors free liquid assets (cash and cash equivalents or available draws on credit facilities) must be greater than $20 million.
Secured Debt [Member] | Old Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Covenant Description	the remaining cash being distributable only on certain dates and subject to satisfaction of certain conditions, including meeting a 1.20 historical debt service coverage ratio, no default or event of default then continuing or resulting from such distribution and the guarantor not being in breach of the financial covenants applicable to it